Derivative warrant liabilities	12 Months Ended
Dec. 31, 2019
Derivative warrant liabilities [Abstract]
Derivative warrant liabilities
Derivative warrant liabilities
In accordance with IFRS, a contract to issue a variable number of shares fails to meet the definition of equity and must instead be classified as a derivative liability and measured at fair value with changes in fair value recognized in the consolidated statements of operations and comprehensive loss at each period-end. The derivative liabilities will ultimately be converted into the Company’s equity (common shares) when the warrants are exercised, or will be extinguished on the expiry of the outstanding warrants, and will not result in the outlay of any cash by the Company. Immediately prior to exercise, the warrants are remeasured at their estimated fair value. Upon exercise, the intrinsic value is transferred to share capital (the intrinsic value is the share price at the date the warrant is exercised less the exercise price of the warrant) . Any remaining fair value is recorded through the statement of operations and comprehensive loss as part of the change in estimated fair value of derivative warrant liabilities.

	December 28, 2016 Warrants		February 14, 2014 Warrants		Total
	# of warrants (in thousands)	$	# of warrants (in thousands)	$	# of warrants (in thousands)	$
Balance at January 1, 2019	3,523	15,475	1,738	6,272	5,261	21,747
Conversion to equity (common shares) upon exercise of warrants	(1,832)	(27,598)	(1,738)	(5,920)	(3,570)	(33,518)
Revaluation of derivative warrant liability upon exercise of warrants	—	(182)	—	363	—	181
Revaluation of derivative warrant liability	—	41,658	—	(715)	—	40,943
Balance at December 31, 2019	1,691	29,353	—	—	1,691	29,353

Balance at January 1, 2018	3,523	8,948	1,738	2,845	5,261	11,793
Revaluation of derivative warrant liability	—	6,527	—	3,427	—	9,954
Balance at December 31, 2018	3,523	15,475	1,738	6,272	5,261	21,747

Derivative warrant liability related to December 28, 2016 Bought Deal public offering
On December 28, 2016, the Company completed a $28,750,000 Bought Deal public offering (the Offering). Under the terms of the Offering, the Company issued 12,778,000 units at a subscription price per Unit of $2.25, each Unit consisting of one common share and one-half (0.50) of a common share purchase warrant (a Warrant), exercisable for a period of five years from the date of issuance at an exercise price of $3.00. The holders of the Warrants issued pursuant to this offering may elect, if the Company does not have an effective registration statement registering or the prospectus contained therein is not available for the issuance of the Warrant Shares to the holder, in lieu of exercising the Warrants for cash, a cashless exercise option to receive common shares equal to the fair value of the Warrants. The fair value is determined by multiplying the number of Warrants to be exercised by the weighted average market price less the exercise price with the difference divided by the weighted average market price. If a Warrant holder exercises this option, there will be variability in the number of shares issued per Warrant.
At initial recognition on December 28, 2016, the Company recorded a derivative warrant liability of $7,223,000 based on the estimated fair value of the Warrants with allocated share issuance costs of $655,000 recognized as other expense.
In 2019, certain holders exercised the Warrants for $3.00 per share for a gross proceeds of $5,496,000. These Warrants had an estimated fair value of $27,780,000 on the dates of exercise, determined using the Black-Scholes warrant pricing model. Of this amount $27,598,000 was transferred from derivative warrant liabilities to equity (common shares) and $182,000 was recorded through the statement of operations and comprehensive loss as a part of the change in estimated fair value of derivative warrant liabilities.
The Company uses the Black-Scholes pricing model to estimate fair value. The Company considers expected volatility of its common shares in estimating its future stock price volatility. The risk-free interest rate for the life of the Warrants was based on the yield available on government benchmark bonds with an approximate equivalent remaining term at the time of issue. The life of warrant is based on the contractual term.
As at December 31, 2019, the Company revalued the remaining derivative warrants at an estimated fair value of $29,353,000 (December 31, 2018 – $15,475,000). The Company recorded an increase in the estimated fair value of the derivative warrant liability of $41,476,000 for the year ended December 31, 2019 (2018 - $6,527,000).
The following assumptions were used to estimate the fair value of the derivative warrant liability on December 31, 2019 and December 31, 2018.

	2019	2018
Annualized volatility	43%	55%
Risk-free interest rate	1.57%	2.45%
Life of warrants in years	1.99	2.99
Dividend rate	0.0%	0.0%
Market price	20.26	6.82
Fair value per Warrant	17.35	4.39
These derivative warrant liabilities are Level 3 recurring fair value measurements. The key Level 3 inputs used by management to estimate the fair value are the market price and the expected volatility. If the market price were to increase by a factor of 10%, this would increase the estimated fair value of the obligation by approximately $3,433,000 as at December 31, 2019. If the market price were to decrease by a factor of 10%, this would decrease the estimated fair value of the obligation by approximately $3,433,000.
Derivative warrant liability related to February 14, 2014 private placement offering
On February 14, 2014, the Company completed a $52,000,000 private placement. Under the terms of the Offering, the Company issued 18,919,404 units at a subscription price per Unit of $2.7485, each Unit consisting of one common share and one-quarter (0.25) of a common share purchase warrant (a Warrant), exercisable for a period of five years from the date of issuance at an exercise price of $3.2204. The holders of the Warrants issued pursuant to the February 14, 2014 private placement may elect, in lieu of exercising the Warrants for cash, a cashless exercise option to receive common shares equal to the fair value of the Warrants based on the number of Warrants to be exercised multiplied by a five-day weighted average market price less the exercise price with the difference divided by the weighted average market price. If a Warrant holder exercises this option, there will be variability in the number of shares issued per Warrant.
In 2019, the remaining 1,738,000 derivative warrants outstanding at December 31, 2018 related to the February 14, 2014 private placement offering, were exercised. Certain holders of these Warrants elected the cashless exercise option and the Company issued 687,000 common shares on the cashless exercise of 1,274,000 Warrants. The remaining 464,000 warrants were exercised for cash, at a price of $3.2204 per common share and the Company received cash proceeds of $1,493,000 upon the issuance of 464,000 common shares. Pursuant to the exercise of these warrants, the Company transferred $5,920,000 from derivative warrant liabilities to equity (common shares) and recorded a net adjustment of $363,000 through the Statement of Operations and Comprehensive Loss. There were no warrant exercises in 2018. As as result of the 2019 exercises, the derivative warrant liability of $6,272,000 at December 31, 2018 related to the February 14, 2014 private placement offering has been extinguished upon the exercise of the aforementioned warrants.
The Company used the Black-Scholes pricing model to estimate fair value. The following assumptions were used to eliminate the fair value of the derivative warrant liability on December 31, 2018.

2018
Annualized volatility	45%
Risk-free interest rate	2.56%
Life of warrants in years	0.12
Dividend rate	0.0%
Market price	6.82
Fair value per Warrant	3.61

There were no warrants outstanding as December 31, 2019 and therefore no fair value calculation was completed.